Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other liabilities, current
Accrued compensation	$ 3,121	$ 2,641	$ 1,560
Salary continuation payments	617	935	1,215
Restricted stock units	687	714	913
Deferred payroll tax liability	471	471	436
Excise tax liability	681	268
Accrued directors' fees	15	15	33
Total	5,592	5,044	4,157
Other liabilities, non-current
Finance lease liability	260	286
Operating lease liability	41	53
Salary continuation payments			1,145
Deferred payroll tax liability			505
Total	$ 301	$ 339	$ 1,650